Net debt (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net debt.
Cash and cash equivalents in the Consolidated Balance Sheet	£ 2,170	£ 668
Other investments	1	2
Fair value of debt-related derivatives		1
Bank and other short-term borrowings	(1,355)	(459)
Lease liabilities	(135)	(78)
Fair value of debt-related derivatives	(71)	(24)
Bank and other long-term borrowings	(3,574)	(1,256)
Lease liabilities	(332)	(139)
Total net debt	(3,296)	(1,285)
Overdraft, current	1,291	426
Overseas loans, current	24	30
Bond accruals, current	40	3
Bond debt, non-current	2,987	1,254
Loans, non-current	£ 587	£ 2